Financial derivatives at fair value flow maturities- Narrative (Details) zł in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2008	Dec. 31, 2033 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PLN (zł)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	€ 400,000,000
Interest hedges on project debt modify their fair value recorded in reserves	15,000,000
Interest ratehedges on project debt movement in settlements and accruals impact on the financial result	(16,000,000)
Interest rate hedges on the movement of project debt in settlements and accumulations	13,000,000
Annual inflation rate related to the index linked swap arranged by autema toll road		2.50%
Index linked swap arranged by autema toll road impact on reserves	(3,000,000)
Index linked swap arranged by autema toll road impact on results	7,000,000
Fair value Milano	100,000
Derivatives, amount contributed to fair value of plan assets	(33,000,000)
United States of America, Dollars
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | $				$ 2,847				$ 2,347
Other derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	400,000,000
Financial liabilities, at fair value	(45,000,000)
Corporate bonds and debentures [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Embedded derivative fair value amount	45,000,000
Interest rate derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	1,530,000,000
Cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | $				260
Interest rate component of the derivatives treated as a hedging cost	(49,000,000)
Impact of the hedging of the investment recognized as currency translation differences	216,000,000
Cross currency swaps [Member] | Final maturity in 2032
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	1,971,000,000
Derivative financial liabilities			€ 139,000,000
Cross currency swaps [Member] | Corporate cross currency swaps [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	250,000,000
Cross currency swaps [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member] | Poland, Zlotych
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount | zł					zł 60
Cross currency swaps [Member] | At fair value [member] | Speculative [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	126,000,000
Cross currency swaps [Member] | At fair value [member] | Final maturity in 2032
Detail of information about derivative financial instrument at fair value [Line Items]
Derivative financial liabilities	137,000,000
Impact of the hedging of the investment recognized as currency translation differences	7,000,000
Foreign exchange derivatives member [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Hedges of risk due to changes in fair value recorded in currency translation differences	86,000,000
Exchange rate risk hedges movement in settlements and accruals impact on the financial result	0
Exchange rate risk hedges movementIn settlements and accrualsImpact on cash	(43,000,000)
Foreign exchange derivatives member [Member] | Designed to hedge the investment that the groups CAD investment [Member] | UNITED STATES
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	635,000,000			$ 747
Foreign exchange derivatives member [Member] | Designed to hedge the investment that the groups CAD investment [Member] | CANADA
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	210,000,000					$ 338
Foreign exchange derivatives member [Member] | Designed to protect against the volatility of future cash flows in foreign currencies [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	81,000,000
Foreign exchange derivatives member [Member] | At fair value [member]
Detail of information about derivative financial instrument at fair value [Line Items]
Hedges of risk due to changes in fair value recorded in currency translation differences	(5,000,000)
Foreign exchange derivatives member [Member] | At fair value [member] | Designed to hedge the investment that the groups CAD investment [Member] | UNITED STATES
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,700,000
Foreign exchange derivatives member [Member] | At fair value [member] | Designed to hedge the investment that the groups CAD investment [Member] | CANADA
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	(440,000)
Equity swaps [Member] | Equity swaps corporate [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	43,000,000
Derivative financial liabilities	44,000,000
Ferrovial share price	55.34						€ 40.60
Variation of net financial derivatives with effect on final profit and loss	(2,000,000)
Variation of net financial derivatives with effect on cash	€ (10,000,000)
Number of shares equivalent to their national value	1,580,364,000
Variation of net financial derivatives fair value effect on profit and loss	€ 27,000,000
Infrastructure project [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	7,755,000,000						8,554,000,000
Infrastructure project [Member] | Interest rate derivatives [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Interest rate hedges on project debt	(66,000,000)						(57,000,000)
Exinfrastructure project [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,813,000,000						2,865,000,000
Exinfrastructure project [Member] | Corporate debt [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	2,790,000,000						€ 2,839,000,000
Exinfrastructure project [Member] | Corporate bonds and debentures [Member]
Detail of information about derivative financial instrument at fair value [Line Items]
Notional amount	€ 2,680,000,000